Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Class A		Ordinary Shares Class B	Paid-in Capital	Accumulated Deficits	Non- Controlling Interests	Total
Balance at Dec. 31, 2023	$ 31,800			$ 27,822,200	$ (17,454,200)		$ 10,399,800
Balance (in Shares) at Dec. 31, 2023	31,724,631
Issuance of common stocks to certain investors in a private placement	$ 2,500			3,732,500			3,735,000
Issuance of common stocks to certain investors in a private placement (in Shares)	2,490,000
Issuance of common stocks to an underwriter	$ 100			(100)
Issuance of common stocks to an underwriter (in Shares)	124,000
Issuance of ordinary shares to acquire a subsidiary	$ 1,500			2,263,500		1,510,000	3,775,000
Issuance of ordinary shares to acquire a subsidiary (in Shares)	1,500,000
Share-based compensation to employees	$ 100			361,000			361,100
Share-based compensation to employees (in Shares)	102,000
Net loss					(866,800)	(1,068,900)	(1,935,700)
Balance at Mar. 31, 2024	$ 36,000			34,179,100	(18,321,000)	441,100	16,335,200
Balance (in Shares) at Mar. 31, 2024	35,940,631
Balance at Dec. 31, 2023	$ 31,800			27,822,200	(17,454,200)		10,399,800
Balance (in Shares) at Dec. 31, 2023	31,724,631
Net loss							(5,508,300)
Balance at Jun. 30, 2024	$ 38,200			38,699,200	(21,724,500)	272,000	17,284,900
Balance (in Shares) at Jun. 30, 2024	38,123,566
Balance at Mar. 31, 2024	$ 36,000			34,179,100	(18,321,000)	441,100	16,335,200
Balance (in Shares) at Mar. 31, 2024	35,940,631
Issuance of common stocks to certain investors in a private placement	$ 1,700			3,698,300			3,700,000
Issuance of common stocks to certain investors in a private placement (in Shares)	1,681,817
Share-based compensation to non-employees				120,000			120,000
Share-based compensation to non-employees (in Shares)	57,077
Issuance of common stocks to an underwriter	$ 100			(100)
Issuance of common stocks to an underwriter (in Shares)	84,091
Share-based compensation to employees	$ 400			701,900			702,300
Share-based compensation to employees (in Shares)	359,950
Net loss					(3,403,500)	(169,100)	(3,572,600)
Balance at Jun. 30, 2024	$ 38,200			38,699,200	(21,724,500)	272,000	17,284,900
Balance (in Shares) at Jun. 30, 2024	38,123,566
Balance at Dec. 31, 2024	$ 34,600		$ 5,900	40,405,400	(26,337,600)		14,108,300
Balance (in Shares) at Dec. 31, 2024	34,536,384		5,933,700
Share-based compensation to non-employees	$ 100			175,700			175,800
Share-based compensation to non-employees (in Shares)	115,377
Share-based compensation to employees	$ 100			111,000			111,200
Share-based compensation to employees (in Shares)	132,050
Issuance of ordinary shares to Manager of ATM (Note 7)		[1]		3,400			3,400
Issuance of ordinary shares to Manager of ATM (Note 7) (in Shares)	5,800
Net loss					(2,477,900)		(2,477,900)
Balance at Mar. 31, 2025	$ 34,800		$ 5,900	40,695,600	(28,815,500)		11,920,800
Balance (in Shares) at Mar. 31, 2025	34,789,611		5,933,700
Balance at Dec. 31, 2024	$ 34,600		$ 5,900	40,405,400	(26,337,600)		14,108,300
Balance (in Shares) at Dec. 31, 2024	34,536,384		5,933,700
Net loss							(3,942,100)
Balance at Jun. 30, 2025	$ 35,300		$ 5,900	41,155,100	(30,279,700)		10,916,600
Balance (in Shares) at Jun. 30, 2025	35,299,071		5,933,700
Balance at Mar. 31, 2025	$ 34,800		$ 5,900	40,695,600	(28,815,500)		11,920,800
Balance (in Shares) at Mar. 31, 2025	34,789,611		5,933,700
Share-based compensation to non-employees		[1]		52,500			52,500
Share-based compensation to non-employees (in Shares)	66,000
Share-based compensation to employees	$ 100			50,400			50,500
Share-based compensation to employees (in Shares)	50,550
Issuance of ordinary shares to Manager of ATM (Note 7)	$ 400			356,600			357,000
Issuance of ordinary shares to Manager of ATM (Note 7) (in Shares)	392,910
Net loss					(1,464,200)		(1,464,200)
Balance at Jun. 30, 2025	$ 35,300		$ 5,900	$ 41,155,100	$ (30,279,700)		$ 10,916,600
Balance (in Shares) at Jun. 30, 2025	35,299,071		5,933,700

[1]	The amount of Class A Ordinary Shares issued for share-based compensation to non-employees was below 100.